TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION	The components of the income tax provision are:
Years Ended December 31,
	2021	2020	2019
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2021	2020	2019
loss before income tax	$(6,083,379)	$(6,951,698)	$(1,673,735)
Computed income tax benefit with statutory income tax rate	(1,338,343)	(1,737,925)	(418,434)
Effect of tax holiday and preferential tax rate	-	16,759	25,045
Effect of different tax rates in other jurisdictions	518,955	1,281,519	130,962
Effect of different tax rates for the TAC/KSO operations	(100,210)	(86,668)	(41,896)
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	835,085	520,007	251,378
Effect of tax rates adjustment	(48,370)	-	-
Change in valuation allowance	132,883	6,308	52,945
Total income tax provision	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The components of the deferred tax assets are as follows:

	As of December 31,
	2021	2020
Tax loss carry forwards	$216,086	$83,203
Total deferred tax assets, gross	216,086	83,203
Valuation allowance	(216,086)	(83,203)
Total deferred tax assets, net	$-	$-